Subsequent Events (Details) - Subsequent Events [Member] ¥ in Thousands, $ in Thousands		1 Months Ended
	Feb. 29, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Feb. 29, 2024 CNY (¥)
Subsequent Events [Line Items]
Registered Capital			¥ 100,000
Hangzhou Hongxi Business Management Co., Ltd [Member]
Subsequent Events [Line Items]
Proceeds from contributed capital			70,000
Hangzhou Adlai Nortye Biopharma Co., Ltd [Member]
Subsequent Events [Line Items]
Repayment of debt		¥ 30,000	40,000
Proceeds from contributed capital			20,000
Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Non-Revolving Facility [Member]
Subsequent Events [Line Items]
Facility amount			¥ 60,000	¥ 20,000
Interest rate	4.00%		3.50%	4.00%
Borrowings, maturity	August 2, 2024		November 28, 2024
Repayment of debt			¥ 30,000
Hangzhou Adlai Nortye Biopharma Co., Ltd [Member] | Mr. Yang Lu and Adlai Shanghai [Member] | Non-Revolving Facility [Member]
Subsequent Events [Line Items]
Facility amount				¥ 30,000
Interest rate	4.00%			4.00%
Borrowings, maturity	March 4, 2024
Adlai Nortye USA Inc. [Member] | Non-Revolving Facility [Member]
Subsequent Events [Line Items]
Facility amount | $	$ 3,000
Interest rate	6.57%			6.57%
Borrowings, maturity	February 26, 2025
Hangzhou Tangchuang Weilai Technolegy Co., Ltd [Member]
Subsequent Events [Line Items]
Registered capital percentage			30.00%